UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cambridge Investments, Ltd.
Address:    802 West Broadway
            Jackson, Wyoming 83001

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Tozzi
Title:      President
Phone:      (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi             Jackson, Wyoming              February 17, 2008
-----------------             ----------------              -----------------
  [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1. Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          -----------
Form 13F Information Table Entry Total:   8
                                          -----------
Form 13F Information Table Value Total:   $1,632,424
                                          -----------
                                          (thousands)

List of Other Included Managers:

1. Cambridge Investment Partners, LLC

COLUMN 1                           COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                              MARKET
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP      (*1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE     SHARED NONE
CAMERON INTERNATIONAL CORPORATION  COM             13342B105  427,002  8,753,541 Sh       DEFINED     1         8,753,541
DIAMOND OFFSHORE DRILLING INC      COM             25271C102   18,459  1,087,973 Sh       DEFINED     1         1,087,973
ENSCO INTERNATIONAL INC            COM             26874Q100  114,511  3,250,967 Sh       DEFINED     1         3,250,967
HALLIBURTON CO W/RTS TO PUR CERT
  STK UNDR CERTN                   COM             406216101  404,059  7,345,793 Sh       DEFINED     1         7,345,793
NATIONAL-OILWELL INC               COM             637071101  222,500  5,437,900 Sh       DEFINED     1         5,437,900
SCHLUMBERGER LTD                   COM             806857108  105,731  4,475,593 Sh       DEFINED     1         4,475,593
SOUTHWESTERN ENERGY CO             COM             845467109  118,406  3,430,222 Sh       DEFINED     1         3,430,222
NOBLE DRILLING CORP                COM             G65422100  221,756  4,898,590 Sh       DEFINED     1         4,898,590